Income Taxes (Tables)	6 Months Ended
Mar. 31, 2025
Income Taxes [Abstract]
Schedule of Income Tax Expenses
	For the six months ended March 31,
	2025	2024
Current income tax expenses	$45,538	$119,897
Deferred income tax expenses(benefit)	71,691	(73,556)
Total income tax expenses	$117,230	$46,341

Schedule of Effective Income Tax Rate
	For the six months ended March 31
	2025	2024
Income tax expense with Macau statutory tax rate	12.0%	12.0%
Differential income tax rates applicable to certain entities comprising the Company	16.5%	8.8%
Tax effect of preferential tax treatments	(7.7)%	(4.1)%
Effect of non-deductible expenses	0.1%	0.2%
Effective income tax rate	20.9%	17.0%

Schedule of Deferred Tax Assets
	As of March 31, 2025	As of September 30, 2024
Deferred tax assets:
General provision for bad debt	$27,315	$56,675
Net operating losses carried forward	—	43,331
Deferred tax assets	$27,315	$100,006